INCOME TAXES - Deferred Taxes (Details)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Deferred income tax assets:
Tax loss carryforwards		¥ 28,887,161	¥ 20,326,608
Share of losses of equity method investments		3,193,339	1,112,843
Impairment loss of long-term investments		8,049,843
Property and equipment, net		276,921	70,475
Accrued expenses and other payables		4,292,260	2,375,267
Total gross deferred income tax assets		44,699,524	23,885,193
Less: valuation allowance		(41,179,348)	(20,028,588)	¥ (3,882,555)	¥ (2,575,187)
Total deferred income tax assets, net		3,520,176	3,856,605
Deferred income tax liabilities:
Deferred tax liabilities, withholding tax related to distributable earnings		22,620,872
Total gross deferred income tax liabilities		22,752,288	168,801
Net deferred income tax assets		3,388,760	3,687,804
Net deferred income tax liabilities	$ 3,286,389	22,620,872
Customer relationships
Deferred income tax liabilities:
Deferred tax liabilities, intangible assets acquired		97,952	114,202
Training platform
Deferred income tax liabilities:
Deferred tax liabilities, intangible assets acquired		¥ 33,464	¥ 54,599